Derivative Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net positive exposure	$ 3,517	$ 9,856
Cash collateral held	5,190	30,600
Cash collateral pledged	$ 40	$ 0